SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					12/31/10
FILER
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2010

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 02/03/11

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	46
Form 13F Information Table Value Total:	$799,513
List of Other Included Managers:
NONE

                                                       Form 13F Information Table
                        Title of            Value      shares/sh/ put/ InvstmeOtherVoting Authority
Name of Issuer          Class  Cusip        (x$1000)   Prn amtprn call dscretnMgrs Sole    ShareNone

MOLSON COORS BREWING CO COM    60871R209          36716 731548SH       sole          728958       2590
MEDTRONIC INC COM       COM    585055106          29341 791077SH       sole          788292       2785
EXXON MOBIL CORP COM    COM    30231G102          28083 384061SH       sole          382866       1195
KIMBERLY CLARK CORP COM COM    494368103          27013 428507SH       sole          426997       1510
TARGET CORP COM         COM    87612E106          26625 442795SH       sole          441295       1500
WAL MART STORES INC     COM    931142103          26533 491996SH       sole          490311       1685
BARRICK GOLD CORP COM   COM    067901108          26249 493593SH       sole          491898       1695
CHEVRON CORP NEW COM    COM    166764100          25919 284044SH       sole          283069        975
CONOCOPHILLIPS COM      COM    20825C104          25526 374825SH       sole          373520       1305
CVS CORP COM            COM    126650100          25243 726005SH       sole          723480       2525
GOOGLE INC CL A         COM    38259P508          24075  40533SH       sole           40395        138
NORTHROP GRUMMAN CORP COCOM    666807102          23942 369582SH       sole          368297       1285
WELLS FARGO & CO NEW COMCOM    949746101          22833 736795SH       sole          734205       2590
PROCTER & GAMBLE COMPANYCOM    742718109          22392 348075SH       sole          346915       1160
EXELON CORP COM         COM    30161N101          22167 532354SH       sole          530424       1930
BAXTER INTL INC         COM    071813109          21234 419475SH       sole          418010       1465
NEWMONT MNG CORP        COM    651639106          20957 341159SH       sole          339944       1215
CHUBB CORP              COM    171232101          20943 351161SH       sole          349931       1230
BARD, C R INC           COM    067383109          20527 223682SH       sole          222912        770
AMERICAN EXPRESS CO     COM    025816109          20087 468018SH       sole          466393       1625
DIAGEO P L C SPON ADR NECOM    25243Q205          19547 262979SH       sole          262049        930
EBAY INC COM            COM    278642103          18824 676379SH       sole          674019       2360
VERIZON COMMUNICATIONS CCOM    92343V104          18727 523396SH       sole          521521       1875
PEPSICO INC             COM    713448108          18698 286210SH       sole          285180       1030
UNILEVER NV N Y SHS NEW COM    904784709          18196 579485SH       sole          577470       2015
QUEST DIAGNOSTICS INC COCOM    74834L100          17267 319930SH       sole          318800       1130
SIGMA ALDRICH CORP COM  COM    826552101          16193 243289SH       sole          242364        925
TRAVELERS COMPANIES INC COM    89417E109          16024 287633SH       sole          286613       1020
GLAXOSMITHKLINE PLC SPONCOM    37733W105          15520 395728SH       sole          394283       1445
ANNALY CAP MGMT INC COM COM    035710409          14595 814441SH       sole          811506       2935
DELL INC COM            COM    24702R101          139471029306SH       sole         1025781       3525
DR PEPPER SNAPPLE GROUP COM    26138E109          13843 393717SH       sole          392378       1339
JOHNSON & JOHNSON       COM    478160104          13657 220803SH       sole          220058        745
TORCHMARK CORP COM      COM    891027104          13344 223362SH       sole          222617        745
SUNTRUST BKS INC COM    COM    867914103          13085 443409SH       sole          441854       1555
NABORS INDUSTRIES LTD SHCOM    G6359F103          12952 552083SH       sole          550233       1850
LILLY, ELI AND COMPANY  COM    532457108          12450 355306SH       sole          353966       1340
CISCO SYS INC COM       COM    17275R102          10456 516877SH       sole          515587       1290
MICROSOFT               COM    594918104          10382 371985SH       sole          367255       4730
ENCANA CORP COM         COM    292505104          10021 344139SH       sole          342989       1150
ISHARES TR RUSL 3000 VALCOM    464287663           3498  41033SH       sole           41033          0
PROSHARES TR PSHS ULTSH COM    74347R297            672  18130SH       sole           18130          0
MARKET VECTORS ETF TR GOCOM    57060U100            513   8350SH       sole            8350          0
WISDOMTREE TRUST DREYFUSCOM    97717W182            371  14615SH       sole           14615          0
SPDR GOLD TRUST GOLD SHSCOM    78463V107            326   2350SH       sole            2350          0
                                               799,513